Shareholders' equity	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Shareholders' equity
11. Shareholders’ equity
11.1 Share capital

EUR millions	June 30, 2024	December 31, 2023

Share capital - par value	265	265

Share premium	6,853	6,853
Total share capital	7,118	7,118

Share capital - par value

Balance on January 1	265	319

Shares withdrawn	-	(54)
Balance	265	265

11.2 Treasury shares
Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

EUR millions	1H 2024		FY 2023
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	72,320	345	145,821	662

Transactions in 2024:
Purchase: 1 transaction, average price EUR 5.38	85,321	459	-	-
Sale: 1 transaction, average price EUR 4.77	(6,650)	(32)	-	-
Purchase: 1 transaction, average price EUR 5.81	44,904	261	-	-

Transactions in 2023:
Purchase: 1 transaction, average price EUR 5.00	-	-	8,516	43

Sale: 2 transactions, average price EUR 4.46	-	-	(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27	-	-	46,798	200

Sale: 1 transaction, average price EUR 4.46	-	-	(69)	-

Share withdrawn: 1 transaction, average price EUR 4.59	-	-	(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77	-	-	170,881	815

Share Withdrawn: 1 transaction, average price EUR 4.59	-	-	(215,000)	(986)

Closing balance	195,895	1,033	72,320	345
Movements in the number of treasury common shares B held by Aegon Ltd. were as follows:

EUR millions	1H 2024		FY 2023
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	7,945	1	51,763	6

No transactions in 2024	-	-	-	-

Transactions in 2023:
Share withdrawn: 1 transaction, average price EUR 0.11	-	-	(43,817)	(5)
Purchase: 1 transaction, average price EUR 0.13	-	-	112,619	15
Share withdrawn: 1 transaction, average price EUR 0.13	-	-	(112,619)	(15)

Closing balance	7,945	1	7,945	1
In the first half of 2024, Aegon completed its EUR 1.535 billion (EUR 815 million in 2023; EUR 459 million and EUR 261 million in 2024) share buyback. As announced on July 6, 2023, EUR 1.5 billion of the share buyback related to the transaction to combine Aegon the Netherlands with a.s.r. On April 9, 2024, Aegon announced that this share buyback was increased by EUR 35 million in relation to the share-based compensation plans for senior management.
Between July 6, 2023, and June 28, 2024, 301 million common shares were repurchased for a total amount of EUR 1.535 billion, at an average price of EUR 5.0966 per share. As previously announced, Aegon intends to cancel all of the shares related to the EUR 1.5 billion share buyback.

11.3 Earnings per share

EUR millions	1H 2024	1H 2023

Earnings per share (EUR per share)

Basic earnings per common share	(0.05)	(0.12)

Basic earnings per common share B	-	-

Diluted earnings per common share	(0.05)	(0.12)

Diluted earnings per common share B	-	-

Earnings per share calculation

Net result attributable to owners of Aegon Ltd.	(52)	(201)

Coupons on other equity instruments	(39)	(24)

Earnings attributable to common shares and common shares B	(91)	(225)

Earnings attributable to common shareholders	(91)	(224)

Earnings attributable to common shareholders B	(1)	(1)

Weighted average number of common shares outstanding (in millions)	1,663	1,935

Weighted average number of common shares B outstanding (in millions)	382	494
2024 interim dividend
Aegon will pay an interim dividend for 2024 of EUR 0.16 per common share and of EUR 0.004 per common share B absent any unforeseen circumstances, which amounts to an aggregate interim dividend of approximately EUR 257 million.
The proposal of EUR 0.16 per common share is identical to the final year 2023 dividend per common share and is in line with analysts’ expectations.
Final dividend 2023
On June 12, 2024, Aegon Ltd.’s Annual General Meeting (AGM) approved a final dividend for 2023 of EUR 0.16 per common share, bringing Aegon’s total dividend for 2023 to EUR 0.30 per common share. Aegon’s shares were quoted ex-dividend
on June 14, 2024. The record date for the dividend was June 17, 2024, and the dividend has been payable as of July 8, 2024. Consequently, an accrual of EUR 262 million has been recorded per June 30, 2024.
2023 interim dividend
Aegon paid a 2023 interim dividend of EUR 0.14 per common share and EUR 0.0035 per common share B. The dividend was
paid on September 27, 2023.

11.4 Revaluation reserves

EUR millions

	Investments measured at fair value through OCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2024	(3,300)	9	842	939	(2,261)	(3,770)
Gross revaluation	(1,249)	-	(87)	1,706	(462)	(92)
Net (gains) / losses transferred to income statement	61	-	(60)	-	-	1
Foreign currency translation differences	(109)	-	25	38	(72)	(118)
Tax effect	246	-	32	(404)	148	21
On June 30, 2024	(4,351)	10	751	2,280	(2,647)	(3,958)

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)
Gross revaluation	1,552	(2)	(62)	(1,626)	349	211
Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577
Foreign currency translation differences	138	-	(31)	(47)	82	142
Tax effect	(487)	-	42	397	(126)	(174)
Disposal of group assets	42	(3)	-	-	-	38
On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)
The revaluation accounts for both investments measured at FVOCI and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for FVOCI investments with recycling and insurance contracts without direct participating features) or transferred to retained earnings (for real estate held for own use). Upon impairment, unrealized losses are recognized in the income statement.
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

EUR Millions	2024	2023

Shares	3	2

Debt securities	(4,349)	(3,297)

Money market and other short-term investments	(5)	(5)
Revaluation reserve for investments measured at FVOCI	(4,351)	(3,300)